Share-based compensation - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based compensation
Share-based payment	€ 4,886	€ 3,968	€ 2,611
Number Of Equity Settled Share Based Incentive Plans	5